CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 3) (USD $)	12 Months Ended	1 Months Ended	3 Months Ended			0 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 ACELAND	Jun. 30, 2011 ACELAND	Dec. 31, 2013 ACELAND	Dec. 31, 2013 ACELAND Wireless City Planning	Sep. 21, 2012 Beijing Bodashutong Technology item	Mar. 31, 2013 Beijing Bodashutong Technology	Dec. 31, 2011 Beijing Bodashutong Technology	Jun. 30, 2013 Beijing Bodashutong Technology	Mar. 31, 2013 Beijing Bodashutong Technology	Dec. 31, 2013 Beijing Bodashutong Technology	Dec. 31, 2012 Beijing Bodashutong Technology
CASH, CASH EQUIVALENTS AND INVESTMENTS
Payments to acquire interest in joint venture		$ 2,100,000
Payments to acquire equity method investments								600,000
Contribution of equity investment through a shareholder loan	7,119,000		7,100,000
Equity method investment, ownership interest (as a percent)				35.00%	10.23%						0.00%	30.00%
Number of shareholders to whom the equity interest is transferred equally						3
Equity interest transferred to three shareholders						600,000
Proceeds from sale of equity method investments							600,000		400,000	200,000
Gain (loss) recognized on initial investment											$ 0